LEASES (Tables)	12 Months Ended
Jun. 26, 2013
Leases [Abstract]
Future Minimum Lease Payments
As of June 26, 2013, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2014	$5,581	$102,832
2015	5,692	93,741
2016	5,806	80,273
2017	5,709	57,389
2018	5,521	38,818
Thereafter	42,170	99,089
Total minimum lease payments(a)	70,479	$472,142
Imputed interest (average rate of 7%)	(24,798)
Present value of minimum lease payments	45,681
Less current installments	(2,596)
	$43,085
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(a)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. Sublease rentals are approximately $37.4 million and $54.8 million for capital and operating subleases, respectively.

Schedule of Rent Expense
Rent expense consists of the following (in thousands):

	2013	2012	2011
Straight-lined minimum rent	$88,773	$88,194	$87,969
Contingent rent	3,637	3,752	4,138
Other	9,296	9,344	8,860
Total rent expense	$101,706	$101,290	$100,967